Reconciliation of Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Schedule Of Effective Tax Rates Line Items
Income (loss) before income taxes	$ 4,388	26,566	(23,162)	127,416
Income tax expense (benefit) computed at the PRC statutory tax rate of 25%	1,097	6,642	(5,791)	31,854
Foreign tax rate differential	575	3,481	12,081	(10,565)
Deemed profits taxation basis differential in Shenzhen Douwan				(18,118)
Non-deductible expenses	181	1,096	1,630	2,983
Non-taxable income	(1,032)	(6,246)
Effect of change in tax status/rate			(8,643)
Withholding tax on dividend distribution				7,000
Effect of tax holidays	(2,227)	(13,481)	(17,045)
Outside basis differences in the VIE				(51,432)
Current/deferred rate differential	(134)	(813)	3,196	(108)
Increase in valuation allowance	1,328	8,040	3,184	1,073
Interest and penalties on unrecognized tax benefits	187	1,130	2,643	1,386
Others	(8)	(46)	56
Income tax benefit	$ (33)	(197)	(8,689)	(35,927)